Common Stock Warrants (Details Narrative) - USD ($)			1 Months Ended			6 Months Ended	12 Months Ended
	Oct. 07, 2015	Oct. 07, 2015	Jul. 25, 2015	Apr. 30, 2015	Mar. 20, 2015	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 23, 2016	Oct. 19, 2016	Feb. 10, 2016	Sep. 10, 2015
Warrants to purchase common shares		3,750,000
Exercise price		$ 0.05
Warrant exercisable term		10 years
Fair value of common stock warrants		$ 31,109
Fair value per share		$ 0.0083
Volatility rate	232.00%	232.00%
Risk-free interest rate	1.75%	1.75%						1.75%
Expected term	10 years	10 years					0 years	9 years 2 months 19 days
Professional fee						$ 86,756	$ 332,650	$ 2,015,898
Cancelled common shares							351,455
Cancelled common shares description

(i) $0.18, and (ii) 70% of the Market Price, which is the average of the three (3) lowest VWAPs, not less than a fixed floor of $0.0001, during the twenty (20) trading day period ending on the last complete trading day prior to the date the conversion notice is delivered, or 65% if that price is less than $0.10 per share was cancelled during the year ended December 31, 2016 pursuant to the settlement reached with Typenex

Warrants Exercisable							300,000	50,000
Warrants exercisable price							$ 0.96	$ 0.25
Common shares issued											2,248,846
Cashless exercise warrants											2,250,000
Common stock, par value						$ 0.00001	$ 0.00001	0.00001			$ 0.00001
Warrants expired weighted average exercise price								$ 0.0784
Common Stock Warrants [Member]
Professional fee							$ 25,030	$ 6,079
Warrants exercisable price							$ 0.24407
Warrants expired weighted average exercise price							$ (0.96)	$ 0.0784
Richard Najarian [Member]
Warrants to purchase common shares		200,000
Jay Rosen [Member]
Warrants to purchase common shares		200,000
Independent contractor One [Member]
Professional fee							$ 39,769	$ 1,849,169
Professional fee related to related party							25,030	1,529,182
Independent contractor [Member]
Warrants to purchase common shares			500,000	500,000	500,000
Exercise price			$ 0.10	$ 0.25	$ 0.20
Warrant exercisable term			7 years	7 years	5 years
Fair value of common stock warrants			$ 4,720	$ 4,706
Fair value per share			$ 0.0094	$ 0.0094
Volatility rate			232.00%	232.00%
Risk-free interest rate			1.75%	1.75%	204.00%
Expected term			7 years	7 years
Professional fee							0	11,943
Call option value, per share			$ 0.0497	$ 0.13751	$ 0.1166
Total call option value			$ 24,872	$ 68,756	$ 58,301
Stock based compensation expense					$ 58,301
Independent contractor [Member] | Common Stock Warrant [Member]
Warrants to purchase common shares					125,000
Exercise price					$ 0.20
Independent contractor [Member] | Common Stock Warrant One [Member]
Warrants to purchase common shares					125,000
Exercise price					$ 0.30
Independent contractor [Member] | Common Stock Warrant Two [Member]
Warrants to purchase common shares					125,000
Exercise price					$ 0.40
Independent contractor [Member] | Common Stock Warrant Three [Member]
Warrants to purchase common shares					125,000
Exercise price					$ 0.50
Scientific Advisory Board [Member]
Warrants to purchase common shares		1,800,000
Exercise price		$ 0.05
Warrant exercisable term		10 years
Fair value of common stock warrants		$ 14,931
Fair value per share		$ 0.0083
Volatility rate		232.00%
Risk-free interest rate		1.75%
Expected term		10 years
Professional fee							$ 14,739	$ 14,421
William Hartman [Member]
Warrants to purchase common shares		1,000,000
Mitchell Felder [Member]
Warrants to purchase common shares		1,000,000
Heidi Carl [Member]
Warrants to purchase common shares		750,000
John Borza [Member]
Warrants to purchase common shares		600,000
Board of Directors Chairman [Member]
Common shares issued									6,000,000	4,000,000		1,000,000
Common stock, par value									$ 0.00001	$ 0.00001		$ 0.00001
Proceeds from issuance									$ 60	$ 40		$ 10
Board of Directors Chairman [Member] | October 1, 2015 [Member]
Common shares issued							3,000,000
Common stock, par value							$ 0.00001
Proceeds from issuance							$ 30
Chief Executive Officer [Member]
Common shares issued									6,000,000	4,000,000
Common stock, par value									$ 0.00001	$ 0.00001
Proceeds from issuance									$ 60	$ 40